VOYA ARCHITECT NY VARIABLE ANNUITY

VOYA EMPIRE INNOVATIONS VARIABLE ANNUITY

VOYA EMPIRE TRADITIONS VARIABLE ANNUITY

VOYA GOLDENSELECT DVA PLUS®

VOYA GOLDENSELECT EMPIRE PRIMELITE®

VOYA ROLLOVER CHOICESM NEW YORK VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY CONTRACTS

issued by

ReliaStar Life Insurance Company of New York
and its

Separate Account NY-B of ReliaStar Life Insurance Company of New York

Supplement Dated June 29, 2018

This supplement updates and amends your current prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________________________

Effective June 1, 2018, ReliaStar Life Insurance Company of New York’s affiliate, Voya Financial Partners, LLC, became the principal underwriter (distributor) for the Contracts. Voya Financial Partners, LLC was organized under the laws of the State of Delaware on November 28, 2000, and is registered as a broker/dealer with the Securities and Exchange Commission. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

X.RLNY-18	Page 1 of 1	June 2018